ERShares Global Entrepreneuers
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks — 94.15% Shares Fair Value
Argentina — 2.26%
Consumer Discretionary — 2.26%
MercadoLibre , Inc.
(a)
477 $ 1,114,720
Total Argentina 1,114,720
Australia — 3.71%
Communications — 1.33%
SEEK Ltd. 34,715 654,796
Health Care — 0.66%
Telix Pharmaceuticals Ltd.
(a)
33,555 323,451
Technology — 1.72%
Technology One Ltd. 33,491 852,176
Total Australia 1,830,423
Canada — 3.50%
Technology — 3.50%
Constellation Software, Inc. 179 486,010
Shopify, Inc., Class A
(a)
6,883 1,022,882
Topicus.com, Inc.
(a)
2,013 215,919
1,724,811
Total Canada 1,724,811
Ireland — 1.69%
Health Care — 1.69%
Alkermes PLC
(a)
27,809 834,270
Total Ireland 834,270
Israel — 5.44%
Technology — 5.44%
Check Point Software Technologies Ltd.
(a)
2,851 589,900
Monday.com Ltd.
(a)
3,197 619,227
Wix.com Ltd.
(a)
8,319 1,477,704
2,686,831
Total Israel 2,686,831
Japan — 2.40%
Communications — 1.02%
GMO internet, Inc. 20,556 503,244
Consumer Discretionary — 1.38%
Sanrio Company Ltd. 14,436 678,619
Total Japan 1,181,863
Luxembourg — 3.10%
Communications — 3.10%
Spotify Technology SA
(a)
2,191 1,529,318
Total Luxembourg 1,529,318

ERShares Global Entrepreneuers
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
Common Stocks — 94.15% (continued) Shares Fair Value
Singapore — 3.35%
Communications — 2.24%
Sea Ltd. - ADR
(a)
6,194 $ 1,107,054
Consumer Staples — 0.55%
Wilmar International Ltd. 123,149 272,097
Technology — 0.56%
Karooooo Ltd. 4,865 277,888
Total Singapore 1,657,039
Sweden — 1.75%
Communications — 1.04%
Asmodee Group A.B.
(a)
21,460 274,670
Embracer Group A.B.
(a)
21,460 237,516
512,186
Consumer Discretionary — 0.71%
Evolution Gaming Group A.B. 144A
(b)
4,269 350,692
Total Sweden 862,878
Thailand — 1.08%
Technology — 1.08%
Fabrinet
(a)
1,463 533,439
Total Thailand 533,439
United States — 65.87%
Communications — 13.17%
Alphabet, Inc., Class A 7,247 1,761,746
AppLovin Corp., Class A
(a)
4,468 3,210,438
Maplebear Inc
(a)
12,384 455,236
Meta Platforms, Inc., Class A 1,449 1,064,117
6,491,537
Consumer Discretionary — 2.86%
Airbnb, Inc., Class A
(a)
2,621 318,242
Amazon.com, Inc.
(a)
2,635 578,567
DraftKings , Inc., Class A
(a)
13,894 519,636
1,416,445
Energy — 1.05%
Valero Energy Corp. 3,046 518,612
Financials — 9.40%
Coinbase Global, Inc., Class A
(a)
2,414 814,701
Interactive Brokers Group, Inc., Class A 14,841 1,021,209
Robinhood Markets, Inc., Class A
(a)
12,212 1,748,514
Toast, Inc., Class A
(a)
28,877 1,054,298
4,638,722
Health Care — 4.60%
Medpace Holdings, Inc.
(a)
2,920 1,501,347
ResMed , Inc. 2,806 768,086
2,269,433

ERShares Global Entrepreneuers
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
Common Stocks — 94.15% (continued) Shares Fair Value
United States — 65.87% (continued)
Industrials — 4.64%
Clean Harbors, Inc.
(a)
2,847 $ 661,130
Rocket Lab Corp.
(a)
33,985 1,628,221
2,289,351
Materials — 2.61%
Newmont Corp. 15,262 1,286,739
Technology — 25.56%
Affirm Holdings, Inc., Class A
(a)
8,083 590,706
Arista Networks, Inc.
(a)
8,009 1,166,991
Block, Inc.
(a)
6,165 445,545
Corpay , Inc.
(a)
1,395 401,844
Crowdstrike Holdings, Inc., Class A
(a)
860 421,727
MongoDB, Inc.
(a)
3,856 1,196,826
Nvidia Corp. 15,587 2,908,223
Oracle Corp. 3,831 1,077,430
Palantir Technologies, Inc., Class A
(a)
4,098 747,557
Palo Alto Networks, Inc.
(a)
2,658 541,222
Pegasystems , Inc. 12,364 710,930
Salesforce, Inc. 2,570 609,090
Super Micro Computer, Inc.
(a)
12,502 599,346
Synopsys, Inc.
(a)
1,188 586,147
Unity Software, Inc.
(a)
15,192 608,288
12,611,872
Utilities — 1.98%
Vistra Corp. 4,997 979,012
Total United States 32,501,723
Total Common Stocks
    (Cost  $30,204,744 ) 46,457,315
Partnership Shares — 4.14%
United States — 4.14%
Astra Holdings SPV, LP
(a)(b)(c)(d)(e)
5,405 1,0 00 , 000
FIKA Holdings SPV, LP
(a)(b)(c)(d)(f)
27,103 1,043,323
Total United States 2,043,323
Total Partnership Shares
    (Cost  $2,040,000 ) 2,043,323

ERShares Global Entrepreneuers
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
Money Market Funds - 1.78% Shares Fair Value
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
4.00%
(g)
880,474 880,474
Total Money Market Funds
    (Cost $880,474) 880,474
Total Investments — 100.07%
    (Cost $33,125,218) $ 49,381,112
Liabilities in Excess of Other Assets  —  (0.07)% (35,787)
Net Assets — 100.00% $ 49,345,325
(a) Non-income producing security.
(b) Illiquid Security.
(c) Level 3 securities fair valued using significant unobservable inputs.
(d) Restricted investment as to resale.
(e) Delaware limited partnership holding investments in underlying SPVs holding investments in Space
Exploration Technology, Corp.
(f) Delaware limited partnership holding investment in Klarna PLC.
(g) Rate disclosed is the seven day effective yield as of September 30, 2025.
ADR - American Depositary Receipt
SPV - Special Purpose Vehicle